Consolidated Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012
Cash flows from operating activities:
Net loss	$ (1,261,734)	$ (247,367)	$ (2,323,551)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	436
Amortization expense	27,789	267	801
Common shares issued for compensation			750,000
Common shares issued for director services earned during the period	187,500		187,500
Common shares issued for services - related party	272,550
Common shares issued for outside services			90,725
Changes in operating assets and liabilities:
Accounts receivable	(112,517)	(1,300)
Prepaid expenses	146,303	(5,527)	(168,874)
Security deposit			(15,000)
Accounts payable	78,183	(69,715)	141,530
Accounts payable - related parties		40,000	20,220
Accrued expenses	4,100	(5,940)	(1,290)
Accrued interest	30,314	18,328	38,589
Net cash used in operating activities	(627,076)	(271,254)	(1,279,350)
Cash flows from investing activities:
Purchases of property, plant and equipment	(1,323)		(3,036)
Website development costs		(5,315)	(5,315)
Cash received from reverse acquisition		3,198	3,199
Net cash provided by (used in) investing activities	(1,323)	(2,117)	(5,152)
Cash flows from financing activities:
Advances from president and stockholder	2,100		200
Proceeds from issuance of convertible notes	200,000	350,000	1,200,000
Proceeds from sale of common stock	447,501		100,000
Net cash provided by financing activities	649,601	350,000	1,300,200
Net change in cash	21,202	76,629	15,698
Cash at beginning of period	15,698
Cash at end of period	36,900	76,629	15,698
Supplemental disclosure of cash flows information:
Interest paid
Income tax paid
Non-cash investing and financing activities:
Issuance of common stock for conversion of convertible notes	500,000		500,000
Issuance of common stock for conversion of accrued interest	$ 27,739		$ 23,068